Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure	12 Months Ended
Dec. 31, 2024
Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure
Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure

Note 3. Disclosure on the Group’s Objectives, Policies and Processes for Managing Its Capital Structure

The Group’s objectives when managing capital are to: (a) safeguard the entity’s ability to continue as a going concern so that it can continue to provide returns for shareholders and benefits for other stakeholders; (b) provide an adequate return to shareholders by pricing products and services commensurately with the level of risk; and (c) maintain a flexible capital structure which optimizes the cost of capital at acceptable risk.

The Group allocates capital in proportion to risk. The Group manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares, or issue new debt.

Consistent with others in its industry, the Group monitors its capital on the basis of the debt-to-adjusted capital ratio and long-term debt-to-equity ratio. The debt-to-adjusted capital ratio is calculated as net debt divided by adjusted capital. Net debt is calculated as total debt less cash. Adjusted capital comprises all components of shareholders’ equity. The long-term debt-to-equity ratio is calculated as long-term debt divided by shareholders’ equity.

As at December 31:	2024	2023
Total debt	$36,545	$36,107
Less: cash	(19,052)	(78,252)
Net debt	17,493	Not applicable
Shareholders’ equity	302,277	322,459
Net debt-to-adjusted capital ratio	0.06	Not applicable

As at December 31:	2024	2023
Long-term debt	$36,545	$36,107
Shareholders’ equity	302,277	322,459
Long-term debt-to-equity ratio	0.12	0.11

The above tables do not include amounts in assets held for sale, except for in Shareholders’ equity.

During 2024, the Group’s strategy, which was unchanged from 2023, was to maintain the debt-to-adjusted capital ratio and the long-term debt-to-equity ratio at a manageable level. The ratios were stable between 2024 and 2023.

Liquidity is a cornerstone of the Group’s business. The Group monitors its cash balances and overall liquidity position on a regular basis to ensure we have adequate financial and operational flexiblity. The Group seeks to maintain sufficient liquid assets and working capital at all times to fund its operations.

Included in liquid assets are: (i) cash and cash equivalents, (ii) short-term securities, which are primarily comprised of government debt securities and term deposits; and (iii) receivables collectible in the ordinary course.

Note 3. Disclosure on the Group’s Objectives, Policies and Processes for Managing Its Capital Structure (continued)

The following sets forth these liquid assets and working capital for December 31, 2024 and December 31, 2023:

	December 31,2024	December 31,2023

Cash	$19,052	$78,252
Short-term securities	23,487	12,958
Receivables	42,274	70,330
Classified within assets held for sale:
Cash	32,704	—
Short-term securities	4,638	—
Receivables	42,905	—
Total liquid assets	$165,060	$161,540

Current assets	$175,319	$164,545
Current liabilities	38,488	20,573
	$136,831	$143,972

In the ordinary course of managing treasury, the Group monitors opportunities to increase interest income while maintaining a prudent risk profile and equivalent liquidity position. In 2024, the Group made the decision to invest in various term deposits and short-term government securities, which enhanced the yields on its liquid assets. Notwithstanding the reduction in its cash balance, the Group’s overall liquidity profile remained unchanged, as the Group maintains access to various liquidity facilities through its bank subsidiary that enables borrowing against these short-term securities. As at December 31, 2024, there were no amounts drawn against these facilities. However, the Group may utilize them in the future should opportunities arise to generate adequate returns on a risk-adjusted basis.